Other receivables, deposits and prepayments (Tables)	12 Months Ended
Mar. 31, 2026
Other Receivables Deposits And Prepayments
Schedule of other receivables deposits and prepayments
	2026	2025
	USD	USD

Other receivables	29,432	122,428
Deposits	244,126	144,718
Prepayments	150,107	27,869

	423,665	295,015